Going Concern Matters and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Going Concern Matters and Liquidity [Abstract]
GOING CONCERN MATTERS AND LIQUIDITY

NOTE 3 – GOING CONCERN MATTERS AND LIQUIDITY

As of June 30, 2018, the Company had a working capital deficit of $1,883,656 and accumulated deficit $7,096,587. For the six months ended June 30, 2018, the Company had a net loss of $2,391,357 and net cash used by operating activities of $1,222,947. Net cash used in investing activities was $201. Net cash provided by financing activities was $1,211,369, resulting principally from $805,500 net proceeds from the issuance of convertible notes, $645,503 from the proceeds of the sale of 631,204 shares of common stock and $101,450 proceeds from related party loans. Subsequent to June 30, 2018, the Company completed a $2,000,000 private placement of common stock and warrants with an institutional investor on July 18, 2018. The Company issued 3,900,000 shares of common stock, pre-funded warrants to purchase 4,100,000 shares of common stock, and warrants to purchase 8,000,000 shares of common stock, plus additional warrants to purchase shares of common stock that may become exercisable following the registration of the securities issued in the private placement.

The Company’s cash balance and revenues generated are not currently sufficient and cannot be projected to cover its operating expenses for the next twelve months from the date of this report. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include attempting to improve its business profitability and its ability to generate sufficient cash flow from its operations to meet its needs on a timely basis, obtaining additional working capital funds through equity and debt financing arrangements, and restructuring on-going operations to eliminate inefficiencies to raise cash balance in order to meet its anticipated cash requirements for the next twelve months from the date of this report. However, there can be no assurance that these plans and arrangements will be sufficient to fund the Company’s ongoing capital expenditures, working capital, and other requirements. Management intends to make every effort to identify and develop sources of funds. The outcome of these matters cannot be predicted at this time. There can be no assurance that any additional financings will be available to the Company on satisfactory terms and conditions, if at all.

The ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital and achieve profitable operations. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

During July 2016, HLYK entered into an Investment Agreement (the “Investment Agreement”) pursuant to which the investor has agreed to purchase up to $3,000,000 of HLYK common stock over a three-year period starting upon registration of the underlying shares, with such shares put to the investor by the Company pursuant to a specified formula that limits the number of shares able to be put to the investor to the number equal to the average trading volume of the Company’s common shares for the ten consecutive trading days prior to the put notice being issued. During the six months ended June 30, 2018, the Company received $327,818 from the proceeds of the sale of 1,856,480 shares pursuant to the Investment Agreement.

The Company intends that the cost of implementing its development and sales efforts related to the HealthLynked Network, as well as maintaining its existing and expanding overhead and administrative costs, will be funded principally by cash received by the Company from the put rights associated with the Investment Agreement and supplemented by other funding mechanisms, including sales of the Company’s common stock, loans from related parties and convertible notes. The Company expects to repay its outstanding convertible notes, which have an aggregate face value of $1,751,750 as of June 30, 2018, from outside funding sources, including but not limited to new convertible notes payable, amounts available upon the exercise of the put rights granted to the Company under the Investment Agreement, sales of equity, loans from related parties and others or through the conversion of the convertible notes into equity. No assurances can be given that the Company will be able to access sufficient outside capital in a timely fashion in order to repay the convertible notes before they mature. If necessary funds are not available, the Company’s business and operations would be materially adversely affected and in such event, the Company would attempt to reduce costs and adjust its business plan.

NOTE 3 – GOING CONCERN MATTERS AND LIQUIDITY

As of December 31, 2017, we had a working capital deficit of $2,102,923 and accumulated deficit $4,705,230. For the year ended December 31, 2017, we had a net loss of $2,581,011 and net cash used by operating activities of $1,619,269. Net cash used in investing activities was $16,147. Net cash provided by financing activities was $1,626,706, resulting principally from $848,639 from the proceeds of the sale of common stock, $429,500 net proceeds from the issuance of convertible notes, $338,470 proceeds from related party loans, and $148,510 proceeds from issuance of notes payable. Subsequent to December 31, 2017, we received additional $400,000 net proceeds from the sale of common stock and $120,000 from the issuance of convertible notes payable. We used a portion of the proceeds to retire convertible notes payable with a face value of $143,000.

The Company’s cash balance and revenues generated are not currently sufficient and cannot be projected to cover its operating expenses for the next twelve months from the date of this report. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include attempting to improve its business profitability and its ability to generate sufficient cash flow from its operations to meet its needs on a timely basis, obtaining additional working capital funds through equity and debt financing arrangements, and restructuring on-going operations to eliminate inefficiencies to raise cash balance in order to meet its anticipated cash requirements for the next twelve months from the date of this report. However, there can be no assurance that these plans and arrangements will be sufficient to fund the Company’s ongoing capital expenditures, working capital, and other requirements. Management intends to make every effort to identify and develop sources of funds. The outcome of these matters cannot be predicted at this time. There can be no assurance that any additional financings will be available to the Company on satisfactory terms and conditions, if at all.

The ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital and achieve profitable operations. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

During July 2016, HLYK entered into an Investment Agreement (the “Investment Agreement”) pursuant to which the investor has agreed to purchase up to $3,000,000 of HLYK common stock over a three-year period starting upon registration of the underlying shares, with such shares put to the investor by the Company pursuant to a specified formula that limits the number of shares able to be put to the investor to the number equal to the average trading volume of the Company’s common shares for the ten consecutive trading days prior to the put notice being issued. During the year ended December 31, 2017, the Company received $27,640 from the proceeds of the sale of 222,588/ shares pursuant to the Investment Agreement.

The Company intends that the cost of implementing its development and sales efforts related to the HealthLynked Network, as well as maintaining its existing and expanding overhead and administrative costs, will be funded principally by cash received by the Company from the put rights associated with the Investment Agreement and supplemented by other funding mechanisms, including sales of the Company’s common stock, loans from related parties and convertible notes. The Company expects to repay its outstanding convertible notes, which have an aggregate face value of $1,078,500 as of December 31, 2017, from outside funding sources, including but not limited to amounts available upon the exercise of the put rights granted to the Company under the Investment Agreement, sales of equity, loans from related parties and others or through the conversion of the notes into equity. No assurances can be given that the Company will be able to access sufficient outside capital in a timely fashion in order to repay the convertible notes before they mature. If necessary funds are not available, the Company’s business and operations would be materially adversely affected and in such event, the Company would attempt to reduce costs and adjust its business plan.